Annual Total Returns - Class I		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AVIP Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[1]	7.67%	2.38%	8.38%	(15.19%)	(1.52%)	9.59%	14.73%	(3.08%)	6.17%	7.89%
AVIP BlackRock Balanced Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[2]	16.61%	19.50%	21.13%	(18.41%)	19.06%	15.65%	29.29%	(14.57%)	21.05%	10.23%
AVIP BlackRock Advantage International Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[3]	33.04%	6.29%	18.94%	(13.47%)	13.49%	6.74%	20.72%	(13.33%)	26.83%	(4.88%)
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[4]	15.35%	30.68%	39.39%	(33.92%)	19.70%	37.89%	34.89%	5.22%	27.67%	3.45%
AVIP AB Small Cap Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[5]	4.89%	13.82%	17.22%	(28.73%)	8.17%	34.04%	28.61%	(6.37%)	23.98%	6.40%
AVIP AB Mid Cap Core Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[6]	6.42%	14.21%	17.05%	(23.31%)	16.79%	19.15%	36.57%	(3.21%)	27.10%	1.57%
AVIP S&P 500® Index Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[7]	17.43%	24.57%	25.72%	(18.42%)	28.25%	17.99%	30.97%	(4.78%)	21.38%	11.46%
AVIP High Income Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[8],[9]	8.31%	6.45%	12.68%	(11.43%)	4.97%	6.26%	15.29%	(3.25%)	6.96%	14.41%
AVIP BlackRock Advantage Large Cap Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[10]	18.44%	15.76%	13.37%	(8.97%)	25.39%	3.66%	19.21%	(8.45%)	14.62%	10.87%
AVIP Nasdaq-100® Index Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[11]	20.54%	24.37%	54.44%	(32.57%)	26.99%	48.32%	38.86%	(0.42%)	32.41%	6.69%
AVIP BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[12]	12.44%	12.51%	12.90%	(22.62%)	15.04%	22.15%	25.26%	(0.77%)	17.63%	3.75%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[13]	14.14%	10.29%	20.28%	(26.12%)	4.05%	34.34%	34.07%	(5.18%)	21.57%	4.54%
AVIP S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[14]	7.08%	13.43%	15.50%	(13.40%)	24.18%	13.33%	25.58%	(11.45%)	15.48%	9.49%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[15]	21.51%	31.07%	40.78%	(32.56%)	26.69%	33.97%	38.68%	(14.88%)	29.71%	7.74%
AVIP Constellation Dynamic Risk Balanced Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[16]	12.44%	12.51%	12.90%	(22.62%)	15.04%	22.15%	25.26%	(0.77%)	17.63%	3.75%
AVIP Moderately Conservative Model Portfolio
Prospectus [Line Items]
Annual Return [Percent]		11.43%	7.77%	11.77%	(15.12%)	7.90%	11.43%	16.58%	(5.61%)
AVIP Balanced Model Portfolio
Prospectus [Line Items]
Annual Return [Percent]		13.80%	9.67%	13.95%	(15.75%)	11.03%	13.76%	19.46%	(7.77%)
AVIP Moderate Growth Model Portfolio
Prospectus [Line Items]
Annual Return [Percent]		15.81%	12.13%	16.67%	(17.17%)	14.83%	15.74%	23.81%	(10.14%)
AVIP Growth Model Portfolio
Prospectus [Line Items]
Annual Return [Percent]		17.78%	13.75%	18.73%	(18.29%)	17.58%	18.68%	26.47%	(11.57%)
AVIP Constellation Managed Risk Balanced Portfolio
Prospectus [Line Items]
Annual Return [Percent]		13.29%	9.16%	13.89%	(15.84%)
AVIP Constellation Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]		14.75%	11.51%	16.15%
AVIP Constellation Managed Risk Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]		15.92%	14.86%	19.62%
AVIP Intech U.S. Low Volatility Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[17]	12.23%	20.04%	6.59%	(7.33%)
AVIP Core Plus Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[18],[19]	6.60%	1.71%	5.18%	(12.78%)	(1.27%)
AVIP AB Relative Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	[20]	10.11%	12.74%	11.71%	(4.50%)

[1]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[2]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[3]	Because Class II Shares are new, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[4]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[5]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[6]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[7]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown
[8]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[9]	Effective December 5, 2025, the Adviser became responsible for the day-to-day management of the Portfolio, replacing Federated Investment Management Company (“Federated”). The performance shown for periods prior to this date reflects the investment decisions of Federated.
[10]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[11]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[12]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[13]	Because Class II Shares are new, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[14]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[15]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[16]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[17]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[18]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.
[19]	Effective December 5, 2025, the Adviser became responsible for the day-to-day management of the Portfolio, replacing Federated Investment Management Company (“Federated”). The performance shown for periods prior to this date reflects the investment decisions of Federated.
[20]	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.